CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
General and administrative expenses	$ (16,362,597)	$ (9,336,373)	$ (18,676,539)
Equity in loss of subsidiaries and variable interest entities	(1,946)	(76,412)	45,509
Operating loss	(26,630,839)	(22,006,868)	(251,551,128)
Interest income	307,072	418,736	696,292
Interest expense	(4,569,207)	(1,425,625)	(2,614,543)
Net loss	(31,465,947)	(24,056,359)	(246,527,916)
VISIONCHINA MEDIA INC. [Member]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
General and administrative expenses	(2,729,494)	(4,927,611)	(10,257,148)
Equity in loss of subsidiaries and variable interest entities	(1)	(1,284)	(145,582,875)
Impairment losses recognised on amounts due from subsidiaries	(40,144,181)	(19,118,382)	(90,652,506)
Operating loss	(42,873,676)	(24,047,277)	(246,492,529)
Other income	11,800,000
Interest income		79,407	83,337
Interest expense	(3,539)
Net loss	$ (31,077,215)	$ (23,967,870)	$ (246,409,192)